Related Party Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 10 – Related Party Transactions

The former CEO of InnovaQor paid all the disbursements on behalf of the Company for the three months ended September 30, 2020. The disbursements amounted to $4,410 and are shown in the accompanying Condensed Consolidated Statement of Operations.

In the three months ended September 30, 2021, the former Parent advanced funds and paid expenses of InnovaQor in the amount of $151,452 which is shown as an accrued expense in the accompanying Condensed Consolidated Balance Sheet.

The above amounts are not indictive of what third parties would have agreed to.

Note 11 – Related Party Transactions

The former CEO of InnovaQor paid all the disbursements on behalf of the Company for all periods presented. The cash disbursements amounted to $11,385 and $20,388 for the years ended June 30, 2021 and 2020, respectively, and are shown in the accompanying Statements of Operations, operating expenses.

In addition, for the year ended June 30, 2021, the Company incurred $500,000 for services of its former CEO in connection with the acquisition of the Group, which is shown in the accompanying Statement of Operations as a General and Administrative expense.

The above amounts are not necessarily indicative of what third parties would have agreed to.